Right of use assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Right Of Use Assets [Line Items]
Net book value, beginning of the year	£ 846	£ 937
Exchange adjustments	(17)	(9)
Additions	181	230
Depreciation	(206)	(211)	£ (190)
Disposals	(45)	(102)
Net impairment reversals		(1)
Net impairment loss	(17)
Transfer to assets held for sale	(16)
Net book value, end of the year	726	846	937
Land and buildings
Disclosure Of Right Of Use Assets [Line Items]
Net book value, beginning of the year	636	751
Exchange adjustments	(17)	(5)
Additions	81	107
Depreciation	(113)	(126)
Disposals	(23)	(92)
Net impairment reversals		(1)
Net impairment loss	(17)
Transfer to assets held for sale	(16)
Net book value, end of the year	531	636	751
Plant and equipment
Disclosure Of Right Of Use Assets [Line Items]
Net book value, beginning of the year	8	4
Exchange adjustments	0	0
Additions	1	6
Depreciation	(3)	(2)
Disposals	0	0
Net impairment reversals		0
Net impairment loss	0
Transfer to assets held for sale	0
Net book value, end of the year	6	8	4
Vehicles
Disclosure Of Right Of Use Assets [Line Items]
Net book value, beginning of the year	202	182
Exchange adjustments	0	(4)
Additions	99	117
Depreciation	(90)	(83)
Disposals	(22)	(10)
Net impairment reversals		0
Net impairment loss	0
Transfer to assets held for sale	0
Net book value, end of the year	£ 189	£ 202	£ 182